UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
           --------------------------------------------------
Address:   1800 2ND STREET, SUITE 799
           --------------------------------------------------
           SARASOTA, FLORIDA 34236
           --------------------------------------------------


Form 13F File Number:    -
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           --------------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           --------------------------------------------------
Phone:     (203) 422-2160
           --------------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons    Greenwich, Connecticut  October 24, 2000
--------------------   ----------------------  ----------------








Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)











































                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $162,834
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE





































                                                  Form 13F INFORMATION TABLE


       COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5       COLUMN 6         COLUMN 7        COLUMN 8
-------------------------      ------------  ---------- ---------  ----------   ------------      -----------   -----------------
                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE SHARED   NONE
--------------------------   ----------------  ------- ---------  ----------  --------  ---------  --------   ----- ------   ----
AT&T CORP                      COM LIB GRP A 001957208   16,253     902,958               YES         NO       X
COMCAST CORP                   CL A SPL      200300200   13,391     327,119               YES         NO       X
TIME WARNER INC                COM           887315109   12,129     155,000               YES         NO       X
TERAYON COMMUNICATION SYS      COM           880775101   11,304     333,086               YES         NO       X
GLOBAL CROSSING LTD            COM           G3921A100    9,021     291,000               YES         NO       X
CABLEVISION SYS CORP           CL A          12686C109    8,295     125,096               YES         NO       X
AMERICAN TOWER CORP            CL A          029912201    6,449     171,125               YES         NO       X
EXODUS COMMUNICATIONS INC      COM           302088109    6,379     129,200               YES         NO       X
VODAPHONE AIRTOUCH PLC         SPONSORED ADR 92857T107    6,337     171,280               YES         NO       X
CHARTER COMMUNICATIONS INC DEL CL A          16117M107    6,330     389,150               YES         NO       X
GEMSTAR-TV GUIDE INTL INC      COM           36866W106    5,845      67,044               YES         NO       X
HARCOURT GEN INC               COM           41163G101    4,721      80,022               YES         NO       X
XM SATELLITE RADIO HLDGS INC   CL A          983759101    4,444     103,200               YES         NO       X
WINSTAR COMMUNICATIONS INC     COM           975515107    4,384     282,825               YES         NO       X
CMGI INC                       COM           125750109    4,242     151,824               YES         NO       X
LYCOS INC                      COM           550818108    4,130      60,058               YES         NO       X
LIBERTY DIGITAL INC            CL A          530436104    4,104     202,690               YES         NO       X
LUCENT TECHNOLOGIES INC        COM           549463107    4,066     133,047               YES         NO       X
UNIVISION COMMUNICATIONS INC   CL A          914906102    3,738     100,000               YES         NO       X
LEVEL 3 COMMUNICATIONS INC     COM           52729N100    3,403      44,128               YES         NO       X
COMCAST CORP                   CL A          200300101    2,894      71,117               YES         NO       X
NTL INC                        COM           629407107    2,631      56,820               YES         NO       X
ACTV INC                       COM           00088E104    2,565     186,530               YES         NO       X
CLEAR CHANNEL COMMUNICATIONS   COM           184502102    2,414      42,717               YES         NO       X
UNITEDGLOBALCOM                CL A          913247508    2,340      78,000               YES         NO       X
BELLSOUTH CORP                 COM           079860102    2,032      50,484               YES         NO       X
GANNETT INC                    COM           364730101    1,782      33,629               YES         NO       X
INFINITY BROADCASTING CP NEW   CL A          45662S102    1,548      46,896               YES         NO       X
ALLEGIANCE TELECOM INC         COM           01747T102    1,471      39,500               YES         NO       X
EPICEDGE INC                   COM           29426X102    1,100     400,000               YES         NO       X
VIATEL INC                     COM           925529208    1,052     102,665               YES         NO       X
INTERNET CAPITAL GROUP INC     COM           46059C106      752      43,100               YES         NO       X
AT HOME CORP                   COM SER A     045919107      735      52,000               YES         NO       X
PACIFIC CENTY CYBERWORKS LTD   SPONSORED ADR 694059106      553     490,000               YES         NO       X



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